Summary of Significant Accounting Policies (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Accounting Policies [Abstract]
Schedule of Earnings Per Share Anti-diluted

The following financial instruments were not included in the diluted loss per share calculation as of September 30, 2019 and 2018 because their effect was anti-dilutive:

	As of September 30,
	2019	2018
Warrants to purchase common stock	1,229,710	2,050,302
Series C-1 Convertible Preferred stock	196,093	196,093
Convertible notes	581,957	-
Total	2,007,761	2,246,395

The following financial instruments were not included in the diluted loss per share calculation as of December 31, 2018 and 2017 because their effect was anti-dilutive:

	As of December 31,
	2018	2017
Warrants to purchase common stock	58,657,911	62,064,634
Series B Convertible Preferred stock	-	5,175,400
Series C Convertible Preferred stock	-	10,000,800
Series C-1 Convertible Preferred stock	5,882,800	-
Total	64,540,711	77,240,834